Investment in Associated Companies (Schedule of changes of interest in Qoros) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [abstract]
Gain on sale of 26% interest in Qoros			$ 504,049
Gain on sale of 12% interest in Qoros	152,610
Fair value gain on long-term investment	154,475
Fair value loss on put option	(3,362)	(18,957)	(39,788)
Recovery of financial guarantee	6,195	11,144	62,563
Net gains/(losses) related to the changes of interest in Qoros	$ 309,918	$ (7,813)	$ 526,824